INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of estimated useful lives of intangible assets

Intangible asset	Estimated useful life
Customer relationships	3 to 20 years
Brand names (Shaw)	3 years
Other intangible assets	15 to 20 years

Disclosure of reconciliation of changes in intangible assets and goodwill
The tables below summarize our intangible assets as at December 31, 2023 and 2022.

	Indefinite-life			Finite-life
(In millions of dollars)	Spectrum licences	Broadcast licences	Brand names	Customer relationships	Acquired program rights	Brand names	Other	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2023	11,714	330	420	1,674	189	—	—	14,327	4,252	18,579
Accumulated impairment losses	—	(99)	(14)	—	(5)	—	—	(118)	(221)	(339)
Cost, net of impairment losses	11,714	231	406	1,674	184	—	—	14,209	4,031	18,240
Additions	3	—	—	—	74	—	—	77	—	77
Acquisitions from business combinations (note 3)	—	—	—	5,930	—	75	52	6,057	12,249	18,306
Disposals and other [1]	—	—	—	—	(63)	—	—	(63)	—	(63)
As at December 31, 2023	11,717	231	406	7,604	195	75	52	20,280	16,280	36,560

Accumulated amortization
As at January 1, 2023	—	—	270	1,627	61	—	—	1,958	—	1,958
Amortization [2]	—	—	—	398	70	19	2	489	—	489
Disposals and other [1]	—	—	—	—	(63)	—	—	(63)	—	(63)
As at December 31, 2023	—	—	270	2,025	68	19	2	2,384	—	2,384

Net carrying amount
As at January 1, 2023	11,714	231	136	47	123	—	—	12,251	4,031	16,282
As at December 31, 2023	11,717	231	136	5,579	127	56	50	17,896	16,280	34,176
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $489 million of total amortization, $70 million related to acquired program rights is included in other external purchases in "operating costs" (see note 7), and $419 million in "depreciation and amortization" on the Consolidated Statements of Income.

	Indefinite-life			Finite-life
(In millions of dollars)	Spectrum licences	Broadcast licences	Brand names	Customer relationships	Acquired program rights	Total intangible assets	Goodwill	Total intangible assets and goodwill
Cost
As at January 1, 2022	11,714	330	420	1,669	210	14,343	4,245	18,588
Accumulated impairment losses	—	(99)	(14)	—	(5)	(118)	(221)	(339)
Cost, net of impairment losses	11,714	231	406	1,669	205	14,225	4,024	18,249
Additions	—	—	—	5	47	52	7	59
Disposals and other [1]	—	—	—	—	(68)	(68)	—	(68)
As at December 31, 2022	11,714	231	406	1,674	184	14,209	4,031	18,240

Accumulated amortization
As at January 1, 2022	—	—	270	1,606	68	1,944	—	1,944
Amortization [2]	—	—	—	21	61	82	—	82
Disposals and other [1]	—	—	—	—	(68)	(68)	—	(68)
As at December 31, 2022	—	—	270	1,627	61	1,958	—	1,958

Net carrying amount
As at January 1, 2022	11,714	231	136	63	137	12,281	4,024	16,305
As at December 31, 2022	11,714	231	136	47	123	12,251	4,031	16,282
[1] Includes disposals, impairments, reclassifications, and other adjustments.
2    Of the $82 million of total amortization, $61 million related to acquired program rights is included in other external purchases in "operating costs" (see note 7), and $21 million in "depreciation and amortization" on the Consolidated Statements of Income.

Schedule of cash-generating units
Below is an overview of the methods and key assumptions we used in 2023, as of October 1, to determine recoverable amounts for CGUs, or groups of CGUs, with indefinite-life intangible assets or goodwill that we consider significant.

(In millions of dollars, except periods used and rates)
	Carrying value of goodwill	Carrying value of indefinite-life intangible assets	Recoverable amount method	Period of projected cash flows (years)	Terminal growth rates (%)	Pre-tax discount rates (%)

Wireless	1,634	11,851	Value in use	5	2.0	8.5
Cable group	13,598	—	Value in use	5	1.0	7.9
Media group	969	232	Fair value less cost to sell	5	2.0	13.2